Share Based Compensation Plans	12 Months Ended
Mar. 31, 2018
Share Based Compensation Plans
Share Based Compensation Plans

28	SHARE BASED COMPENSATION PLANS

The compensation cost recognized with respect to all outstanding plans and by grant of shares, which are all equity settled instruments, is as follows:

	Year ended March 31
	2018	2017	2016
	(in thousands)
IPO India Plan	$1,572	$2,140	$1,736
JSOP Plan	615	3,622	2,696
Option award scheme 2012	197	699	1,610
2014 Share Plan	(22)	1,427	2,361
2015 Share Plan	100	328	932
Other share option awards(*)	7,283	4,405	894
Management scheme (staff share grant)	8,173	10,850	20,763
	$17,918	$23,471	$30,992

 (*) includes Restricted Share Unit (RSU) and Other share option plans

Joint Stock Ownership Plan (JSOP)

In April 2012, the Company established a controlled trust called the Eros International Plc Employee Benefit Trust (“JSOP Trust”). The JSOP Trust purchased 2,000,164 shares of the Company out of funds borrowed from the Company and repayable on demand. The Company’s Board, Nomination and Remuneration Committee recommends to the JSOP Trust certain employees, officers and key management personnel, to whom the JSOP Trust will be required to grant shares from its holdings at nominal price. Such shares are then held by the JSOP Trust and the scheme is referred to as the “JSOP Plan.” The shares held by the JSOP Trust are reported as a reduction in stockholders’ equity and termed as ‘JSOP reserves’.

The movement in the shares held by the JSOP Trust is given below:

	Year ended March 31
	2018	2017	2016
Shares held at the beginning of the year	1,146,967	1,239,497	1,723,657
Shares granted	—	—	380,000
Shares exercised	—	(92,530)	(573,260)
Shares forfeiture/lapsed	—	—	(290,900)
Shares held at the end of the year	1,146,967	1,146,967	1,239,497
Unallocated shares held by trust	106,701	106,701	92,530
	1,253,668	1,253,668	1,332,027

Employee Stock Option Plans

A summary of the general terms of the grants under stock option plans and stock awards are as follows:

Range of exercise prices
IPO India Plan	INR10 – 175
IPO Plan – June 2006	GBP 5.28
JSOP Plan	$11.00 – 24.00
Option award scheme 2012	$11.00
2014 Share Plan	$14.97– 18.50
2015 Share Plan	$7.40 – 33.12
Other share option plans	$18– $18.88
Restricted Share Unit (RSU)
Management share awards

Employees covered under the stock option plans are granted an option to purchase shares of the Company at the respective exercise prices, subject to fulfilment of vesting conditions (generally service conditions). These options generally vest in tranches over a period of one to five years from the date of grant. Upon vesting, the employees can acquire one share for every option. The maximum contractual term for these stock option plans ranges between two to ten years.

The activity in these employee stock option plans is summarized below:

		Year ended March 31
		2018			2017			2016
	Name of Plan	Number of shares	Weighted average exercise price		Number of shares	Weighted average exercise price		Number of shares	Weighted average exercise price
Outstanding at the beginning of the year	IPO India Plan	2,108,063	INR	34.96	2,196,215	INR	35.17	1,437,400	INR	52
Granted		863,320		10	269,381		10	966,009		10
Exercised		(1,113,160)		32.19	(269,553)		10	(180,920)		39
Forfeited and lapsed		(234,188)		10	(87,980)		10	(26,274)		10
Outstanding at the end of the year		1,624,035		28.85	2,108,063		34.96	2,196,215		35.17
Exercisable at the end of the year		501,122	INR	65.14	911,854	INR	63.75	632,566	INR	78.00

Outstanding at the beginning of the year	IPO Plan June 2006	—		—	62,438	GBP	5.28	62,438	GBP	5.28
Granted		—		—	—		—	—		—
Exercised		—		—	(62,438)		5.28	—-		—
Forfeited and lapsed		—		—	—-			—-		—
Outstanding at the end of the year		—		—	—		—	62,438		5.28
Exercisable at the end of the year		—		—	—	GBP	—	62,438	GBP	5.28

Outstanding at the beginning of the year	JSOP Plan	1,146,965		$14.98	1,239,495		$14.98	1,723,657		$11.60
Granted		—		—	—		—	380,000		24.00
Exercised		—		11	(92,530)		11	(573,262)		11.00
Forfeited and lapsed		—		—	—		—	(290,900)		11.00
Outstanding at the end of the year		1,146,965		$14.98	1,146,965		$14.98	1,239,495		$14.98
Exercisable at the end of the year		728,736		$11	728,736		$11	617,450		$11.00

Outstanding at the beginning of the year	Option award scheme 2012	674,045		$11	674,045		$11	674,045		$11.00
Granted		—		—	—		—	—		—
Exercised		—		—	—		—	—		—
Forfeited and lapsed		—		—	—		—	—		—
Outstanding at the end of the year		674,045		11	674,045		11	674,045		11.00
Exercisable at the end of the year		674,045		$11	449,363		$11	224,682		$11.00

Outstanding at the beginning of the year	2014 Share Plan	723,749		$18.06	773,749		$17.86	230,000		$16.27
Granted		—		—	—		—	600,000		18.40
Exercised		—		—	—		—	—		—
Forfeited and lapsed		(323,750)		18.39	(50,000)		14.97	(56,251)		17.13
Outstanding at the end of the year		399,999		17.79	723,749		18.06	773,749		17.86
Exercisable at the end of the year		289,583		$17.67	288,333		$17.80	96,664		$15.99

Outstanding at the beginning of the year	2015 Share Plan	233,750		$16.23	282,500		$16.68	200,000		17.46
Granted		—		—	—		—	105,000		$15.35
Exercised		(10,208)		8.71	(8,750)		8.84	—		—
Forfeited and lapsed		(12,292)		14.64	(40,000)		18.68	(22,500)		19.17
Outstanding at the end of the year		211,250		16.21	233,750		16.23	282,500		16.68
Exercisable at the end of the year		181,354		$17.36	127,604		$17.46	72,708		$16.90

Outstanding at the beginning of the year	Other share option plans	500,000		$18.88	1,000,000		18.44	500,000		18.88
Granted		—			—		—	500,000		18.00
Exercised		—			—		—	—		—
Forfeited and lapsed		—			(500,000)		18	—		—
Outstanding at the end of the year		500,000		18.88	500,000		18.88	1,000,000		18.44
Exercisable at the end of the year		300,000		$18.88	200,000		$18.88	100,000		$18.88

Outstanding at the beginning of the year	RSU	182,725		—	72,480		—	116,730		—
Granted		1,044,290		—	216,735		—	—		—
Exercised		(366,491)		—	(95,990)		—	(36,950)		—
Forfeited and lapsed		(22,934)		—	(10,500)		—	(7,300)		—
Outstanding at the end of the year		837,590		—	182,725		—	72,480		—
Exercisable at the end of the year		119,150		—	12,445		—	1,960		—

Outstanding at the beginning of the year	Management Scheme	1,130,000		—	910,000		—	525,000		—
Granted		700,000		—	670,000		—	910,000		—
Exercised		(316,667)		—	(450,000)		—	(525,000)		—
Forfeited and lapsed		—		—	—		—	—		—
Outstanding at the end of the year		1,513,333		—	1,130,000		—	910,000		—
Exercisable at the end of the year		173,333		—	180,000		—	175,000		—

The following table summarizes information about outstanding stock options:

	Year ended March 31
	2018			2017			2016
Name of Plan	Weighted average remaining life (Years)	Weighted average exercise price		Weighted average remaining life (Years)	Weighted average exercise price		Weighted average remaining life (Years)	Weighted average exercise price
IPO India Plan	3.08	INR*	35.0	4.10	INR*	35.0	4.10	INR*	35.0
IPO Plan June 2006	—	GBP**	—	—	GBP**	—	0.25	GBP**	5.28
JSOP Plan	3.93		$16.19	4.93		$16.19	5.93		$14.98
Option award scheme 2012	3.75		$11.00	4.83		$11.00	5.83		$11.00
2014 Share Plan	5.96		$17.79	7.11		$18.06	6.88		$17.86
2015 Share Plan	6.06		$16.21	6.08		$16.23	5.91		$16.68
Other share option plans	3.75		$18.88	4.75		$18.88	5.75		$18.44
Management Scheme	5.56		$—	5.59		$—	6.00		$—
Restricted Stock Unit	5.60		$—	5.63		$—	6.00		$—

*INR – Indian Rupees

**GBP – Great Britain Pound

 IPO India Plan

The following table summarizes information about inputs to the fair valuation model for options granted during the year:

Inputs
Expected volatility(1)(2)	35% - 75%
Option life (Years)	1.91 - 7.00
Dividend yield	0%
Risk free rate	6.51% - 8.50%
Range of fair value of the granted options at the grant date(3)	INR 179 – 380

(1)	The expected volatility in respect of the IPO India Plan is based on Eros International Media Limited’s historic volatility.
(2)	The expected volatility of all other options is based on the historic share price volatility of the Company over time periods comparable to the time from the grant date to the maturity dates of the options.
(3)	Fair value of options granted under all other schemes is measured using a Black Scholes model.

Restricted Stock Unit (RSU) and Management Scheme plan

In respect of units/options granted towards RSU and Management Scheme, grant date fair value approximates intrinsic value.